Cash flows from financing activities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	$ 18,879	$ 14,792
Additions	1,123	3,287
Payments	(1,198)	(970)
Interest paid (i)	(524)	(509)
Cash flow from financing activities	(599)	1,808
Effect of exchange rate	168	216
Interest accretion	613	570
Non-cash changes	781	546
Balance as of June 30, 2025	19,061	17,146
Transfer to held for sale		(240)
Quoted In The Secondary Market [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	10,053	8,539
Additions		1,830
Payments	(39)	(361)
Interest paid (i)	(313)	(309)
Cash flow from financing activities	(352)	1,160
Effect of exchange rate	154	168
Interest accretion	392	393
Non-cash changes	546	351
Balance as of June 30, 2025	10,247	10,050
Transfer to held for sale		(210)
Debt Contract In Brazil [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	285	337
Additions
Payments	(173)	(22)
Interest paid (i)	(10)	(9)
Cash flow from financing activities	(183)	(31)
Effect of exchange rate	12	24
Interest accretion	5	9
Non-cash changes	17	3
Balance as of June 30, 2025	119	309
Transfer to held for sale		(30)
Debt Contracts On The International Markets [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	7,796	5,916
Additions	1,123	1,457
Payments	(986)	(587)
Interest paid (i)	(190)	(191)
Cash flow from financing activities	(53)	679
Effect of exchange rate	2	24
Interest accretion	193	168
Non-cash changes	195	192
Balance as of June 30, 2025	7,938	6,787
Transfer to held for sale
Total Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	18,134	14,792
Additions	1,123	3,287
Payments	(1,198)	(970)
Interest paid (i)	(513)	(509)
Cash flow from financing activities	(588)	1,808
Effect of exchange rate	168	216
Interest accretion	590	570
Non-cash changes	758	546
Balance as of June 30, 2025	18,304	17,146
Transfer to held for sale		(240)
Subordinated Notes [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	745
Additions
Payments
Interest paid (i)	(11)
Cash flow from financing activities	(11)
Effect of exchange rate
Interest accretion	23
Non-cash changes	23
Balance as of June 30, 2025	$ 757
Transfer to held for sale